Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Purchased parts	$ 28,227	$ 23,228
Work-in-process	4,879	10,770
Finished goods	8,718	6,628
Inventory Net	$ 41,824	$ 40,626